Borrowings - Short term borrowings (Details) £ in Millions, $ in Billions	Dec. 31, 2022 GBP (£)	Jul. 31, 2022 GBP (£)	Jul. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Borrowings
Borrowings	£ 10,440			£ 166
Commercial paper
Borrowings
Borrowings	£ 302
Commercial paper | Euro
Borrowings
Nominal value		£ 2,000
Commercial paper | USD
Borrowings
Nominal value | $			$ 10
Commercial paper | Weighted Average
Borrowings
Interest rate	3.23%			0.00%
Short-term bank loans
Borrowings
Borrowings	£ 18			£ 41
Short-term bank loans | Weighted Average
Borrowings
Interest rate	6.70%			3.70%